LEASES - Operating lease related assets and liabilities (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Operating lease related assets and liabilities recorded on the balance sheets
Rights of use lease assets - current	¥ 1,714,263	$ 241,449
Less: impairment	(834,975)	(117,604)
Rights of use lease assets, net - current	879,288	123,845
Rights of use lease assets - non - current	16,204,906	2,282,413	¥ 3,489,875
Less: impairment			(834,975)
Rights of use lease assets, net - non - current	16,204,906	2,282,413	2,654,900
Operating lease liabilities - current	722,857	101,812	3,066,146
Operating lease liabilities - non-current	341,366	48,080	25,144
Total operating lease liabilities	¥ 1,064,223	$ 149,892	¥ 3,091,290